EXECUTIVE SUMMARY
THIRD PARTY DUE DILIGENCE REVIEW

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third-party due diligence provider, performed the review described below on newly originated residential mortgage loans purchased by Aspire Sponsor LLC. The review included a total of 465 newly originated residential mortgage loans, in connection with the securitization identified as SPIRE 2026-1 (the “Securitization”). The Review was conducted from June 2025 through January 2026 on mortgage loans originated between May 2025 and December 2025.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors
i.	Income / Assets
•	Validate borrower(s) monthly gross income
•	Validate funds required to close, required reserves
•	Review file documentation for required level of income and asset verifications
ii.	Employment Status
•	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
•	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
•	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.
•	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
•	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
•	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
•	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
•	Review credit report for credit history and required credit depth including any / all inquiries
•	Determine representative credit score from credit report

b.	Validate loan-to-value (LTV) and combined loan-to-value
c.	Review borrower's occupancy
d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history

e.
Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower's willingness and ability to repay the debt

f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible
j.	General QM for any loans originated under the GQM Rule

i.	Pricing Thresholds:

a.	Pricing for First Lien Loans:

i.	2.25% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
ii.	3.5% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
iii.	6.5% for a first-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

b.	Pricing for Subordinate Lien Loans:

i.	3.5% for a subordinate-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and
ii.	6.5% for a subordinate-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

c.	Pricing for Manufactured Homes:

i.	2.25% for a first-lien covered transaction secured by a manufactured home with a loan amount equal to or greater than the applicable dollar amount threshold; and
ii.	6.5% for a covered transaction secured by a manufactured home with a loan amount less than applicable dollar amount threshold.

ii.	Consider Income and Assets:

o	Consumer’s current or reasonably expected income or assets (other than the value of the dwelling that secures the loan);
o	The consumer’s debt obligations, alimony, child support; and
o	The monthly DTI or residual income.

iii.	Verification of Income and Assets:

a.
Verification in compliance with one of the “safe harbor” guidelines will meet the QM verification requirement. A creditor is allowed to “mix and match” provisions of the different guidelines rather than only apply one guideline per loan.

The specific guidelines that the CFPB is designating for the safe harbor are: The GQM Rule provides that if the creditor verifies the consumer’s income or assets, debt obligations, alimony, child support, and monthly DTI or residual income by meeting the standards of certain specified third-party underwriting manuals, then a creditor is presumed to have complied with the verification requirement. These specified manuals are:

i.	Chapters B3-3 through B3-6 of the Fannie Mae Single Family Selling Guide, published June 3, 2020;

ii.	Sections 5102 through 5500 of the Freddie Mac Single-Family Seller/Servicer Guide, published June 10, 2020;
iii.	Sections II.A.1 and II.A.4-5 of the Federal Housing Administration’s Single Family Housing Policy Handbook, issued October 24, 2019;
iv.	Chapter 4 of the U.S. Department of Veterans Affairs’ Lenders Handbook, revised February 22, 2019;
v.	Chapter 4 of the U.S. Department of Agriculture’s Field Office Handbook for the Direct Single Family Housing Program, revised March 15, 2019; and
vi.	Chapters 9 through 11 of the U.S. Department of Agriculture’s Handbook for the Single Family Guaranteed Loan Program, revised March 19, 2020.

Compliance Review

 Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time.  The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

c.	Tolerance Testing
i.	Compare Loan Estimate and Closing Disclosures
ii.	Identify Tolerance Violations and applicable cost to cure

d.	Comprehensive review of Closing Disclosure to determine transaction accuracy

e.	Recalculation of APR and Finance Charge

f.	Testing of:
i.	Federal High-Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and HighCost provisions
iv.	HOEPA Points and Fees

g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures
i.	Service Provider List
ii.	Home Ownership Counselling Disclosure
iii.	ARM Disclosure

h.	Compliance with QM as it relates to:
i.	APR Test
ii.	Points & Fees Test
iii.	Prepayment Penalty Test
iv.	Product Eligibility Testing

i.	Notice of Right to Cancel (Rescission) Review
i.	Confirm transaction date, expiration date, and disbursement date
ii.	Confirm document is properly executed by all required parties to the transaction
iii.	Confirm the correct Right of Rescission document was executed for the transaction type

j.	Confirm through NMLS the loan originator and originating firm's license status was active and properly disclosed on appropriate loan documents

k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)

l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above.  Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

Valuation Review

 Consolidated Analytics performed a “Valuation Review,” which included the following:

a.
Review original appraisal, determination that property is in "average" condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.

b.	Review appraisal, determination that property is completely constructed and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.
c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.
d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.
e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.
f.	Ensure that the appraisal conforms to the guidelines provided from the Client.
g.	Review appraisal to ensure all required documents were included.
h.	Review location map provided within the appraisal for external obsolescence.
i.	Ensure highest and best use and zoning complies with guidelines.
j.	Confirm there are no marketability issues that affect the subject property.
k.	Ensure subject property does not suffer any functional obsolescence.
l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.
m.
Additional valuation products were not required when the CU score provided was 2.5 or below or the appraisal LCA risk score was eligible for Collateral Rep and Warranty relief. In the event the CU score was greater than 2.5 or the LCA score was not eligible for R&W relief, an additional valuation product was obtained to confirm value was supported within 10% tolerance. In some instances, based on guideline from the seller, CDA’s were ordered on loans that had an acceptable CU score or R&W eligibility.

Consolidated Analytics applied a cascade methodology to determine if the original appraised value was reasonably supported when compared to an independent third-party valuation product.

For loans reviewed in a post-close valuation review scenario (465 loans in total):

Seventeen (17) loans had a Secondary Appraisal, zero (0) loans had an AVM, and two hundred sixty-five (265) loans had a Desktop Review.

If a loan with an AVM or Desktop Review fell outside of a -10% tolerance, was inconclusive, or a PIW was present, then a Field Review, a Broker Price Opinion (BPO) along with a Reconciliation of the values or a 2nd Appraisal was completed.  There were two (2) occurrences of this.

One (1) loan had a Field Review or BPO, six (6) loans had a Second Desk Review, and zero (0) loans had a Full Appraisal Review.

Product totals may not sum due to multiple products for each loan

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the four hundred sixty-five (465) mortgage loans reviewed, three hundred fifty-four (354) unique mortgage loans (76.13% by loan count) had a total of six hundred forty-two (62) discrepancies across twenty-seven (27) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Qualifying Total Debt Income Ratio	142	22.12%
Cash out Include Debt Paid at Close	113	17.60%
Property Value	85	13.24%
Qualifying LTV	48	7.48%
Qualifying CLTV	48	7.48%
Property Attachment Type	29	4.52%
Escrow Flag	27	4.21%
Subject Property Type	25	3.89%
Application Date	24	3.74%
Pricing Doc Type	18	2.80%
Refinance Purpose	17	2.65%
Qualifying FICO	16	2.49%
Property Type	8	1.25%
Number of Units	6	0.93%
ULI	6	0.93%
Sales Price	5	0.78%
Property Zip Code	4	0.62%
Interest Rate	4	0.62%
Prepayment Penalty Total Term	4	0.62%
Loan Amount	3	0.47%
Note Date	2	0.31%
Occupancy	2	0.31%
Borrower 1 SSN	2	0.31%

Loan Purpose	1	0.16%
Borrower 3 SSN	1	0.16%
Cash Out Amount	1	0.16%
Borrower 2 SSN	1	0.16%
Grand Total	642	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	337	$171,286,368.00	72.47%
Event Grade B	128	$79,947,585.00	27.53%
Event Grade C	0	$0.00	0%
Event Grade D	0	$0.00	0%
Total Sample	465	$251,233,953.00	100.00%

Credit Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	363	78.06%
Event Grade B	102	21.94%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	465	100.00%

Compliance Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	443	95.27%
Event Grade B	22	4.73%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	465	100.00%

Valuation Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	453	97.42%
Event Grade B	12	2.58%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	465	100.00%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	No Credit Findings	178
		Application Profile Missing	18
		Missing verification of taxes, insurance, and/or HOA fees for non-subject property	16
		Loan does not conform to program guidelines	16
		Missing Letter of Explanation (Credit)	12
		Borrower Rental Experience Not Within Guidelines	11
		Missing VOM or VOR	11
		Title Coverage is Less than Subject Lien	9
		Missing Lender Income Calculation Worksheet	9
		Rent Loss Insurance Missing	8
		Third Party Fraud Report not Provided	8
		Fraud Report Shows Uncleared Alerts	6
		Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	6
		Housing History Does Not Meet Guideline Requirements	6
		Approval/Underwriting Summary Not Provided	6

Missing Lease Agreement	6
Income and Employment Do Not Meet Guidelines	6
Purchase Contract is Missing	5
The Note is Incomplete	5
Purpose does not meet eligibility requirement(s)	5
Borrower 1 3rd Party VOE Prior to Close Missing	5
Title Document Missing	5
Asset Qualification Does Not Meet Guideline Requirements	5
Audited Reserves are less than Guideline Required Reserves (Number of Months)	4
The Final 1003 is Incomplete	4
The Deed of Trust is Incomplete	4
Asset 1 Does Not Meet Guideline Requirements	4
The Final 1003 is Missing	4
Flood Certificate Missing	4
The Total Hazard Coverage is LESS than the Required Coverage Amount	4
Hazard Insurance Policy is Missing	4
Property Title Issue	4
Missing income documentation	4
Borrower 1 Credit Report is Missing	3
HO6 Master Insurance Policy is Missing	3
Borrower 1 Credit Report is Incomplete	3
Business Purpose Affidavit/Disclosure Missing	3
Missing Business Entity Formation Document	3
Borrower 1 CPA Letter Missing	3
Missing Personal Guaranty	3
Asset 2 Does Not Meet Guideline Requirements	3
Borrower 1 Business Bank Statements Missing	3
All Interested Parties Not Checked with Exclusionary Lists	2
The Deed of Trust is Missing	2
Borrower 2 3rd Party VOE Prior to Close Missing	2
HO-6 Insurance Policy is Missing	2
Missing Loan program disclosure	2
1-4 Family Rider is Missing	2
Assets do not meet guideline requirements	2
Missing explanation and supporting documentation for large deposit(s)	2
Rent Loss Coverage Not Sufficient	2
Missing Income - Bank Statements	2
Missing Letter of Explanation (Income)	2

Third Party Fraud Report Partially Provided	2
Borrower 2 Business Bank Statements Missing	1
Borrower 1 Gap Credit Report is Missing	1
Missing evidence of self employment	1
Hazard Insurance Policy is Partial	1
Asset 3 Does Not Meet Guideline Requirements	1
Corporate Loan Resolution is Missing	1
Borrower 2 Credit Report is Missing	1
Verification of Borrower Liabilities Missing or Incomplete	1
OFAC Check Not Completed and/or Cleared	1
Guideline Seasoning not Met	1
Borrower 1 W2/1099 Missing	1
Asset 4 Does Not Meet Guideline Requirements	1
Audited DTI Exceeds Guideline DTI	1
Asset Documents are Incomplete	1
The Deed of Trust is Not Executed	1
Asset 2 Missing	1
Borrower 2 Photo Identification not provided	1
Income 4 Months Income Verified is Missing	1
Occupancy Not Allowed	1
Hazard Insurance Effective Date is after the Disbursement Date	1
Overdraft/NSF Count Exceeds Tolerance	1
Missing Property Tax Cert	1
PUD Rider is Missing	1
Title issue	1
Purchase is not considered to be an Arm's Length Transaction	1
Missing Taxpayer First Act Disclosure	1
Delinquent Credit History Does Not Meet Guideline Requirements	1
Audited LTV Exceeds Guideline LTV	1
Subject Property Address on Note does not match Insured Property Address	1
HO6 Insurance Policy Expiration Date is before the Note Date	1
Missing Credit Report Supplement	1
Borrower Non-US Citizen Identification Document Missing	1
Borrower 2 CPA Letter Missing	1
Borrower 1 Deed of Trust Signature does not match Note	1
The Initial 1003 is Missing	1
Income/Employment General	1
Borrower Contributions Do Not Met Guideline Minimum	1

	Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	1
	ATR: Current Employment Not Verified	1
	Missing Trust Agreement	1
	Title Document is Partially Present	1
	Missing Verification of Mortgage	1
	DSCR is less than guideline minimum	1
	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	1
	Missing rent comparable schedule form 1007	1
	Asset 3 Missing	1
	Total Credit Grade (A) Exceptions:	499
B	Asset Qualification Does Not Meet Guideline Requirements	17
	Audited LTV Exceeds Guideline LTV	15
	Missing Letter of Explanation (Credit)	14
	Loan does not conform to program guidelines	11
	Rent Loss Coverage Not Sufficient	10
	Audited Interested Party Contribution Exceeds Guideline Program Maximum	9
	Application Profile Missing	9
	Borrower Rental Experience Not Within Guidelines	7
	Rent Loss Insurance Missing	7
	Asset 1 Does Not Meet Guideline Requirements	6
	Income and Employment Do Not Meet Guidelines	4
	Tradelines do not meet Guideline Requirements	4
	Product Type does not meet eligibility requirement(s)	3
	Asset 2 Does Not Meet Guideline Requirements	3
	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	3
	DSCR is less than guideline minimum	3
	Purpose does not meet eligibility requirement(s)	2
	Property Title Issue	2
	Missing Letter of Explanation (Income)	2
	Borrower 1 3rd Party VOE Prior to Close Missing	2
	Fraud Report Shows Uncleared Alerts	2
	Audited FICO is less than Guideline FICO	2
	Housing History Does Not Meet Guideline Requirements	2
	Years on the job does not meet guideline requirements	1
	Credit history does not meet guidelines	1
	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	1
	Borrower 1 Executed 4506-T Missing	1

		Borrower 1 Credit Report is Incomplete	1
		Borrower 1 Personal Tax Returns Less Than 24 Months Provided	1
		Title Coverage is Less than Subject Lien	1
		Asset do not meet guidelines	1
		Potential Occupancy/Current Address Issues identified in the file	1
		Missing Alt Lending Form	1
		Asset 3 Does Not Meet Guideline Requirements	1
		Missing Lease Agreement	1
		Audited DTI Exceeds AUS DTI	1
		Borrower does not meet residual income requirement	1
		The Final 1003 is Incomplete	1
		Audited Reserves are less than Guideline Required Reserves (Number of Months)	1
		Hazard Insurance Effective Date is after the Disbursement Date	1
		Missing rent comparable schedule form 1007	1
		HO-6 Insurance Policy is Missing	1
		Missing verification of taxes, insurance, and/or HOA fees for non-subject property	1
		Guideline Seasoning not Met	1
		Total Credit Grade (B) Exceptions:	160
Compliance	A	No Compliance Findings	30
		Missing Required Affiliated Business Disclosure	20
		Charges That Cannot Increase Test	12
		eSigned Documents Consent is Missing	12
		Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	9
		Initial Closing Disclosure Delivery Date Test	9
		Late Charge Percent is greater than 6%	6
		Qualified Mortgage Safe Harbor Threshold	5
		Late Charge Grace Period is less than 10 days	5
		Charges That In Total Cannot Increase More Than 10% Test	4
		Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	2
		TRID: Missing Closing Disclosure	2
		Homeownership Counseling Disclosure Is Missing	2
		Qualified Mortgage Interest Only Test	2
		Lender Credits That Cannot Decrease Test	2
		Higher-Priced Mortgage Loan Test	2
		Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	1

		Intent to Proceed is Missing	1
		Texas F2 Notice for Home Equity Disclosure is Missing	1
		Missing QM/ATR Checklist	1
		Missing Credit Score Disclosure (FACTA)	1
		Final HUD-1 Document is Missing	1
		Right of Rescission is Missing	1
		CA Per Diem Interest Amount Test	1
		Initial Loan Estimate delivered more than 3 business days from application	1
		Qualified Mortgage APR Threshold Test	1
		Missing Initial Escrow Disclosure	1
		Total Compliance Grade (A) Exceptions:	135
	B	Qualified Mortgage Lending Policy Points and Fees Test	9
		Charges That Cannot Increase Test	7
		Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	4
		Charges That In Total Cannot Increase More Than 10% Test	1
		Incorrect rescission model used - RTC form model H-9 used for refinance not with Original Lender or Lender Affiliate	1
		CA Per Diem Interest Amount Test	1
		Final CD: Loan Disclosures Assumption incomplete or inaccurate	1
		Total Compliance Grade (B) Exceptions:	24
Property	A	No Property Findings	69
		Third Party Valuation Product Not Provided within 10% Tolerance	19
		Property/Appraisal General	5
		Condo Approval Missing	3
		Appraisal is Missing	3
		HOA Does Not Meet Guidelines	2
		No HOA fees on appraisal and property identified as a PUD	1
		FEMA Post Disaster Inspection Report not Provided	1
		FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	1
		Subject property appraisal is not on an as-is basis (Primary Value)	1
		Missing HOA/Condo Certification	1
		HOA Questionnaire is Incomplete	1
		HOA Questionnaire is Missing	1
		Total Property Grade (A) Exceptions:	108
	B	Property/Appraisal General	8
		Ineligible Property	2
		HOA Questionnaire is Incomplete	1
		Property Damage	1
		Total Property Grade (B) Exceptions:	12

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B
The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.

C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A
The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable.  The borrower’s willingness and ability to repay the loan is documented and reasonable.

B
The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines.  The employment, income, assets and occupancy are supported and justifiable.  The borrower’s willingness and ability to repay the loan is documented and reasonable.

C
The loan does not substantially meet the published guidelines.  There are not sufficient compensating factors that justify exceeding the published guidelines.  The employment, income, assets or occupancy are not supported and justifiable.  The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.

D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B
The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.

C
The loan violates one material law or regulation.  The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.

D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A
The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination.  The appraiser was appropriately licensed and used GSE approved forms.

B
The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller.  The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines.  The appraisal was performed on an "as-is" basis and the property is complete and habitable.  The appraiser was appropriately licensed and used GSE approved forms.

C
The value is not supported within 10% of the original appraisal.  The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines.  The property is in below “average” condition or the property is not complete or requires significant repairs.  The appraisal was not performed on an “as is” basis.  The appraiser was not appropriately licensed or did not use GSE approved forms.

D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.